Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Liabilities
Short-term employee benefits	$ 2,080	$ 2,722
Termination benefits	91	91
Post-employment benefits	17,860	16,359
Total	20,031	19,172
Current	3,224	3,805
Non-current	$ 16,807	$ 15,367